                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
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   Address:      855 Boylston Street
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                 11th Floor
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                 Boston, MA 02116
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Form 13F File Number: 28-06203
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Abner Kurtin
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Title:   Portfolio Manager
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Phone:   617-646-7700
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Signature, Place, and Date of Signing:

        /s/ Abner Kurtin                 Boston, MA         8/14/2008
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                    1
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Form 13F Information Table Value Total:                 $ 94
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                                                Voting Authority
                                                    Value    Shrs or  Sh/  Put/  Investment  Other
     Name of Issuer     Title of Class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Discretion  Mgrs   Sole    Shared  None
                                                             -------  ---  ----  ----------  ----   ----    ------  ----
Convera Corp            CL A            211919105        94   66,380   SH         Sole              66,380